Goodwill and Intangible Assets (Details) - Successor [Member] - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 20,298	$ 20,298
Accumulated Amortization	(3,528)	(2,162)
Net carrying amount	$ 16,770	$ 18,136
Trademarks and Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Remaining weighted average useful life	5 years 8 months 12 days	6 years 2 months 1 day
Gross carrying amount	$ 3,294	$ 3,294
Accumulated Amortization	(608)	(373)
Net carrying amount	$ 2,686	$ 2,921
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Remaining weighted average useful life	3 years 8 months 12 days	4 years 2 months 1 day
Gross carrying amount	$ 5,604	$ 5,604
Accumulated Amortization	(1,448)	(887)
Net carrying amount	$ 4,156	$ 4,717
Developed Technology Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Remaining weighted average useful life	8 years 8 months 12 days	9 years 2 months 1 day
Gross carrying amount	$ 8,697	$ 8,697
Accumulated Amortization	(1,123)	(688)
Net carrying amount	$ 7,574	$ 8,009
Patents And Intellectual Property [Member]
Finite-Lived Intangible Assets [Line Items]
Remaining weighted average useful life	8 years 8 months 12 days	9 years 2 months 1 day
Gross carrying amount	$ 2,703	$ 2,703
Accumulated Amortization	(349)	(214)
Net carrying amount	$ 2,354	$ 2,489